Statement of Cash Flows - USD ($)	9 Months Ended		11 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022
Net Income					$ (2,689,205)
Adjustments to reconcile net income to net cash used in operation
Cash at Beginning of the Period	$ 610,143	$ 0			0
Cash at End of the Period	247,794		$ 0	$ 0	610,143
AMERICAN ACQUISITION OPPORTUNITY INC.
Net Income	(1,327,272)	3,052,768		2,316,786	3,888,708
Fair Value Adjustment of Public Warrants	413,420	(2,256,286)		(1,663)	(2,926,119)
Fair Value Adjustment of Private Warrants	85,826	(1,662,091)		(1,347,059)	(2,161,509)
Changes in operating assets and liabilities:
Accounts receivable - related party	(68,582)	675,000		(675,000)	675,000
Prepaid Insurance	26,367	102,534		(102,534)	2,485
Deposits	0	(195,000)			0
Accounts payable	763,682	323,430		99,002	417,753
Net used in operating activities	(106,558)	40,355		(1,372,504)	(103,682)
Withdrawal (Investment) of cash in Trust Account	3,984,148	(98,379,640)		(106,116,023)	98,502,261
Proceeds from initial stockholders	0	0		25,975	0
(Return of Investment Proceeds) Proceeds from sale of Units, net underwriting fees paid	(3,856,520)	(98,614,709)		107,616,305	(98,614,709)
Proceeds from sale of Private Warrants	0	0		139,400	0
Proceeds from promissory note - related party	0	0		485,900	0
Repayment of promissory note - related party	0	0		(485,900)	0
Proceeds from advance - related party	0	0		760,000	0
Repayment of advance - related party	0	0		(760,000)	0
Net cash used in financing activities	(3,856,520)	(98,614,709)		107,781,680	(98,614,709)
Net Change in Cash	21,070	(194,714)		293,153	(216,130)
Adjustments to reconcile net income to net cash used in operation
Cash at Beginning of the Period	77,023	293,153		0	293,153
Cash at End of the Period	98,093	98,439	293,153	293,153	77,023
ROYALTY MANAGEMENT CORPORATION
Net Income	(796,116)	(2,474,894)	(56,577)		(2,689,205)
Changes in operating assets and liabilities:
Accounts receivable - related party	18,110	(12,390)	0		(71,540)
Net used in operating activities	(244,444)	198,574	1,639		368,696
Net cash used in financing activities	384,000	1,753,199	250,000		1,887,046
Net Change in Cash	(362,349)	697,183	0		610,143
Adjustments to reconcile net income to net cash used in operation
Amortization of debt discount	356,460	430,166	10,818		750,451
Amortization expense of right of use assets	(1,443)	60	0		122
Amortization expense - intangible assets	56,420	0	0		28,658
Issuance of common shares for service	0	10,000	0		63,750
Impairment loss on intangible asset	0	2,000,000	0		2,000,000
Interest Receivable	(224,784)	(15,963)	0		(147,084)
Fee Income Receivable	(146,378)	0	0		(376)
Accrued Expenses	493,286	261,596	47,397		433,920
Investments in Corporations and LLCs	3,096	(362,509)	(251,639)		(365,604)
Convertible Notes Receivable	(550,000)	0	0		(350,000)
Notes Receivable	0	(250,000)	0		(250,000)
Intangible Assets	(45,000)	(642,082)	0		(679,995)
Net Cash Used by Investing Activities	(501,904)	(1,254,590)	(251,639)		(1,645,599)
Notes Payable	(16,000)	48,000	0		42,000
Proceeds from issuance of convertible notes	400,000	1,705,199	250,000		(1,435,377)
Convertible Note Conversions			0		409,669
Cash at Beginning of the Period	610,143	0			0
Cash at End of the Period	247,794	697,183	0	$ 0	610,143
Supplemental Information
Discount on Convertible Notes	30,770	40,469	86,544		750,451
Notes Receivables	(100,000)	0
Intangibles Assets	$ 100,000	$ 0
Acquisition of right of use assets for lease obligation			0		186,636
Issuance of common shares for purchase of membership interest			$ 0		$ 9,498,705